Reverse Recapitalization (Details) - USD ($) $ / shares in Units, $ in Millions	9 Months Ended
	Sep. 30, 2021	Jul. 23, 2021
Reverse Recapitalization (Details) [Line Items]
Purchase price, per share (in Dollars per share)	$ 10
Aggregate purchase price	$ 482.5
Framework agreement description	(1) the CL Investors waived their convertible loans issued on November 2, 2018, by MPS, in exchange for 6,719,845 shares of Common Stock of the Company and (2) the MPS minority investors waived their rights in MPS’s equity in exchange for 17,253,182 shares of Common Stock of the Company (refer to Note 14).
Additional shares of common stock (in Shares)	19,999,988
Weighted average price of the common stock (in Dollars per share)	$ 18
Common stock receiving a per share (in Dollars per share)	$ 18
Description of exchange ratio	Each of the options to purchase Microvast, Inc.’s common stock that was outstanding before the Merger was converted into options to acquire Common Stock by computing the number of shares and converting the exercise price based on the exchange ratio of 160.3 (the “Common Exchange Ratio”). Refer to Note 17.Each capped non-vested share unit of Microvast, Inc. that was outstanding before the Merger was converted into a non-vested share unit of the Company by computing the number of shares and converting the capped price based on the Common Exchange Ratio. Refer to Note 17.
Shares subject to cancellation (in Shares)	1,687,500
Proceeds from contributions	$ 708.4
Cash held in tuscan’s trust account	281.7
Net of redemptions	0.9
Cash in connection with the PIPE financing	482.5
Transaction costs	$ 58.3
Escrow shares (in Shares)	1,687,500
Cancellation condition description	(i) 50% of 1,687,500 shares shall be cancelled if the last sale price of the Common Stock does not equal or exceed $12.00 per share for any 20 trading days within any 30-trading day period prior to the fifth anniversary of the Closing, and (ii) 50% of 1,687,500 shares shall be cancelled if the last sale price of the Common Stock does not equal or exceed $15.00 per share for any 20 trading days within any 30-trading day period prior to the fifth anniversary of the Closing.
Microvast Inc [Member]
Reverse Recapitalization (Details) [Line Items]
Merger agreement description (in Shares)	209,999,991
Bridge Notes [Member]
Reverse Recapitalization (Details) [Line Items]
Outstanding promissory notes issued		$ 57.5
Merger agreement description (in Shares)	6,736,106
PIPE Investors [Member]
Reverse Recapitalization (Details) [Line Items]
Merger agreement description (in Shares)	48,250,000
Sponsor [Member]
Reverse Recapitalization (Details) [Line Items]
Private placement unit (in Shares)	150,000
Conversion of notes payable	$ 1.5
Purchase of common stock (in Shares)	150,000
Warrant exercise price (in Dollars per share)	$ 11.5
Common Stock [Member] | Sponsor [Member]
Reverse Recapitalization (Details) [Line Items]
Private placement unit (in Shares)	150,000
Additional Paid-in Capital [Member]
Reverse Recapitalization (Details) [Line Items]
Transaction costs	$ 15.5
Initial Public Offering [Member]
Reverse Recapitalization (Details) [Line Items]
Transaction costs	$ 42.8